Northern Lights Fund Trust

Pacific Financial Core Equity Fund

Pacific Financial Explorer Fund

Pacific Financial International Fund

Pacific Financial Strategic Conservative Fund

Pacific Financial Tactical Fund

Pacific Financial Faith & Values Based Moderate Fund

Pacific Financial Alternative Strategies Fund

Pacific Financial Flexible Growth & Income Fund

Pacific Financial Balanced Fund

Pacific Financial Foundational Asset Allocation Fund

Pacific Financial Faith & Values Based Conservative Fund

Pacific Financial Faith & Values Based Diversified Growth Fund

Incorporated herein by reference is the definitive version of the supplement for Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Alternative Strategies Fund, Pacific Financial Flexible Growth & Income Fund, Pacific Financial Balanced Fund, Pacific Financial Foundational Asset Allocation Fund, and Pacific Financial Faith & Values Based Conservative Fund, and Pacific Financial Faith & Values Based Diversified Growth Fund,  filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 17, 2014, (SEC Accession No. 0000910472-14-004222).